CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents		$ 1,096	$ 865
Restricted cash and cash equivalents:		411	495
Total cash, cash equivalents, restricted cash and restricted cash equivalents		1,507	1,360
Receivables:		777	1,840
Prepaid expenses and other assets		373	689
Revenue earning vehicles:
Vehicles		7,540	17,085
Less: accumulated depreciation		(1,478)	(3,296)
Total revenue earning vehicles, net		6,062	13,789
Property and equipment, net		666	757
Operating lease right-of-use assets		1,675	1,871
Intangible assets, net		2,992	3,238
Goodwill		1,045	1,083
Assets held for sale		1,811	0
Total assets	[1]	16,908	24,627
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:		418	943
Accrued liabilities		759	1,032
Accrued taxes, net		121	150
Debt:		6,267	17,089
Operating lease liabilities		1,636	1,848
Self-insured liabilities		488	553
Deferred income taxes, net		730	1,124
Total liabilities not subject to compromise		10,419	22,739
Liabilities subject to compromise		4,965	0
Liabilities held for sale		1,431	0
Total liabilities	[1]	16,815	22,739
Commitments and contingencies
Stockholder's equity:
Preferred Stock		0	0
Common Stock		2	1
Additional paid-in capital		3,047	3,024
Accumulated deficit		(2,681)	(967)
Accumulated other comprehensive income (loss)		(212)	(189)
Treasury stock		100	100
Stockholder's equity (deficit) attributable to Hertz		56	1,769
Noncontrolling interests		37	119
Total stockholder's equity (deficit)		93	1,888
Total liabilities and stockholder's equity (deficit)		16,908	24,627
Vehicle
ASSETS
Restricted cash and cash equivalents:		50	466
Receivables:		164	791
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:		29	289
Debt:		6,024	13,368
Non-vehicle
ASSETS
Restricted cash and cash equivalents:		361	29
Receivables:		613	1,049
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:		389	654
Debt:		243	3,721
The Hertz Corporation
ASSETS
Cash and cash equivalents		1,096	865
Restricted cash and cash equivalents:		383	495
Total cash, cash equivalents, restricted cash and restricted cash equivalents		1,479	1,360
Receivables:		777	1,840
Due from Hertz Holdings		1	0
Prepaid expenses and other assets		372	689
Revenue earning vehicles:
Vehicles		7,540	17,085
Less: accumulated depreciation		(1,478)	(3,296)
Total revenue earning vehicles, net		6,062	13,789
Property and equipment, net		666	757
Operating lease right-of-use assets		1,675
Intangible assets, net		2,992	3,238
Goodwill		1,045	1,083
Assets held for sale		1,811	0
Total assets	[2]	16,880	24,627
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:		418	943
Accrued liabilities		759	1,032
Accrued taxes, net		121	150
Debt:		6,267	17,089
Operating lease liabilities		1,636
Self-insured liabilities		488	553
Deferred income taxes, net		735	1,128
Total liabilities not subject to compromise		10,424	22,743
Liabilities subject to compromise		5,030	0
Liabilities held for sale		1,431	0
Total liabilities	[2]	16,885	22,743
Commitments and contingencies
Stockholder's equity:
Common Stock		0	0
Additional paid-in capital		3,953	3,955
Due from affiliate		0	(64)
Accumulated deficit		(3,783)	(1,937)
Accumulated other comprehensive income (loss)		(212)	(189)
Stockholder's equity (deficit) attributable to Hertz		(42)	1,765
Noncontrolling interests		37	119
Total stockholder's equity (deficit)		(5)	1,884
Total liabilities and stockholder's equity (deficit)		16,880	24,627
The Hertz Corporation | Vehicle
ASSETS
Restricted cash and cash equivalents:		50	466
Receivables:		164	791
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:		29	289
Debt:		6,024	13,368
The Hertz Corporation | Non-vehicle
ASSETS
Restricted cash and cash equivalents:		333	29
Receivables:		613	1,049
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:		389	654
Debt:		$ 243	$ 3,721

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.
[2]	The Hertz Corporation's consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. The Hertz Corporation's consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to The Hertz Corporation. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.